Stockholders' Equity (Deficiency) (Details Narrative) (10Q) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated vested balance of stock		$ 952,466	$ 611,216	$ 449,280
Fair value of stock awards that vested	$ 102,504	762,374	286,248
Stock-based compensation expense not yet recognized	$ 307,750	410,000
Stock-based compensation unvested compensation related to awards period	1 year
Common stock issued for services	$ 100,000	$ 659,101	$ 276,000
One Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares	50,000
Common stock issued for services	$ 10,000